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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-06106


                   	  Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                     Pioneer Mid-Cap Value Fund
                 Schedule of Investments  07/31/10

Shares                                                      Value

           COMMON STOCKS - 99.0 %
           Energy - 9.8 %
           Coal & Consumable Fuels - 0.8 %
325,000    Consol Energy, Inc.                           $12,181,000
           Integrated Oil & Gas - 0.8 %
350,000    QEP Resources, Inc. *                         $12,047,000
           Oil & Gas Drilling - 1.1 %
940,400    Nabors Industries, Inc. *                     $17,312,764
           Oil & Gas Equipment & Services - 0.9 %
449,400    Halliburton Co. *                             $13,428,072
           Oil & Gas Exploration & Production - 3.4 %
310,000    Devon Energy Corp.                            $19,371,900
361,200    Noble Affiliates, Inc. (b)                     24,222,072
233,500    Range Resources Corp. (b)                       8,667,520
                                                         $52,261,492
           Oil & Gas Refining & Marketing - 1.0 %
889,000    Valero Energy Corp.                           $15,104,110
           Oil & Gas Storage & Transportation - 1.8 %
2,218,500  El Paso Corp.                                 $27,331,920
           Total Energy                                 $149,666,358
           Materials - 6.2 %
           Diversified Chemical - 0.8 %
170,000    PPG Industries, Inc.                          $11,809,900
           Industrial Gases - 1.8 %
375,000    Air Products & Chemicals, Inc.                $27,217,500
           Metal & Glass Containers - 1.7 %
450,000    Ball Corp.                                    $26,208,000
           Paper Packaging - 0.9 %
700,000    Temple -Inland, Inc.                          $14,042,000
           Paper Products - 1.0 %
647,100    International Paper Co.                       $15,659,820
           Total Materials                               $94,937,220
           Capital Goods - 8.9 %
           Aerospace & Defense - 1.5 %
308,600    L-3 Communications Holdings, Inc.             $22,540,144
           Industrial Conglomerates - 1.4 %
1,046,500  Textron, Inc. (b)                             $21,704,410
           Industrial Machinery - 4.7 %
250,000    Crane Co.                                     $ 8,885,000
150,000    Eaton Corp. (b)                                11,769,000
400,000    Ingersoll-Rand Plc (b)                         14,984,000
435,100    Kennametal, Inc.                               11,917,389
250,000    Snap-On, Inc.                                  11,167,500
225,000    SPX Corp. (b)                                  13,401,000
                                                         $72,123,889
           Trading Companies & Distributors - 1.3 %
175,000    W.W. Grainger, Inc. (b)                       $19,601,750
           Total Capital Goods                           $135,970,193
           Commercial Services & Supplies - 0.8 %
           Research & Consulting Services - 0.8 %
375,000    Equifax, Inc. *                               $11,752,500
           Total Commercial Services & Supplies          $11,752,500
           Automobiles & Components - 1.3 %
           Auto Parts & Equipment - 0.7 %
250,000    BorgWarner, Inc. * (b)                        $10,965,000
           Motorcycle Manufacturers - 0.6 %
300,000    Harley-Davidson, Inc. (b)                     $ 8,169,000
           Total Automobiles & Components                $19,134,000
           Consumer Durables & Apparel - 2.2 %
           Homebuilding - 1.0 %
838,500    Toll Brothers, Inc. * (b)                     $14,556,360
           Housewares & Specialties - 1.2 %
417,273    Fortune Brands, Inc. (b)                      $18,309,939
           Total Consumer Durables & Apparel             $32,866,299
           Consumer Services - 2.6 %
           Casinos & Gaming - 0.8 %
395,400    Bally Technologies, Inc. *                    $12,771,420
           Hotels, Resorts & Cruise Lines - 0.8 %
502,900    Wyndham Worldwide Corp. (b)                   $12,839,037
           Restaurants - 1.0 %
700,000    Jack In The Box, Inc. * (b)                   $14,441,000
           Total Consumer Services                       $40,051,457
           Media - 3.2 %
           Advertising - 1.5 %
2,600,000  The Interpublic Group of Companies, Inc. * (b)$23,764,000
           Broadcasting - 1.1 %
1,107,100  CBS Corp. (Class B) (b)                       $16,362,938
           Movies & Entertainment - 0.6 %
280,000    Viacom, Inc. (Class B)                        $ 9,251,200
           Total Media                                   $49,378,138
           Retailing - 1.6 %
           Computer & Electronics Retail - 1.1 %
500,000    Best Buy Co., Inc. (b)                        $17,330,000
           Specialty Stores - 0.5 %
377,700    Staples, Inc.                                 $ 7,678,641
           Total Retailing                               $25,008,641
           Food & Drug Retailing - 0.6 %
           Food Retail - 0.6 %
400,000    Kroger Co.                                    $ 8,472,000
           Total Food & Drug Retailing                   $ 8,472,000
           Food, Beverage & Tobacco - 6.1 %
           Brewers - 0.9 %
300,000    Molson Coors Brewing Co. (Class B) (b)        $13,503,000
           Distillers & Vintners - 1.1 %
975,000    Constellation Brands, Inc. *                  $16,633,500
           Packaged Foods & Meats - 4.1 %
353,500    Campbell Soup Co.                             $12,690,650
629,000    ConAgra, Inc.                                  14,768,920
225,000    Hershey Foods Corp.                            10,575,000
742,500    Sara Lee Corp. (b)                             10,981,575
225,000    The J.M. Smucker Co.                           13,821,750
                                                         $62,837,895
           Total Food, Beverage & Tobacco                $92,974,395
           Health Care Equipment & Services - 3.3 %
           Health Care Equipment - 0.8 %
260,000    Baxter International, Inc.                    $11,380,200
           Managed Health Care - 2.5 %
544,100    Aetna, Inc.                                   $15,153,185
331,500    Humana, Inc. *                                 15,587,130
150,000    Wellpoint, Inc. *                               7,608,000
                                                         $38,348,315
           Total Health Care Equipment & Services        $49,728,515
           Pharmaceuticals & Biotechnology - 2.9 %
           Life Sciences Tools & Services - 1.1 %
370,000    Thermo Fisher Scientific, Inc. *              $16,598,200
           Pharmaceuticals - 1.8 %
708,100    Forest Laboratories, Inc. *                   $19,649,775
449,000    Mylan, Inc. * (b)                               7,812,600
                                                         $27,462,375
           Total Pharmaceuticals & Biotechnology         $44,060,575
           Banks - 6.6 %
           Diversified Banks - 0.9 %
370,000    Comerica, Inc. (b)                            $14,193,200
           Regional Banks - 4.7 %
800,000    Associated Banc-Corp. (b)                     $10,872,000
1,600,000  KeyCorp. (b)                                   13,536,000
280,000    PNC Bank Corp.                                 16,629,200
2,810,700  Popular, Inc. *                                 8,066,709
300,000    SunTrust Banks, Inc.                            7,785,000
479,800    TCF Financial Corp. (b)                         7,600,032
331,100    Zions Bancorporation (b)                        7,347,109
                                                         $71,836,050
           Thrifts & Mortgage Finance - 1.0 %
1,073,500  Peoples Bank Co.                              $14,857,240
           Total Banks                                  $100,886,490
           Diversified Financials - 5.7 %
           Asset Management & Custody Banks - 1.7 %
550,000    Northern Trust Corp.                          $25,844,500
           Investment Banking & Brokerage - 2.0 %
525,000    Lazard, Ltd. (b)                              $15,576,750
968,900    TD Ameritrade Holding Corp. *                  15,250,486
                                                         $30,827,236
           Specialized Finance - 2.0 %
1,300,000  Moody's Corp. (b)                             $30,615,000
           Total Diversified Financials                  $87,286,736
           Insurance - 8.2 %
           Insurance Brokers - 1.5 %
1,000,000  Marsh & McLennan Co., Inc.                    $23,520,000
           Life & Health Insurance - 2.6 %
1,700,000  UNUM Group, Inc.                              $38,794,000
           Multi-Line Insurance - 1.5 %
950,000    Hartford Financial Services Group, Inc.       $22,239,500
           Property & Casualty Insurance - 1.1 %
552,600    Axis Capital Holdings, Ltd.                   $17,224,542
           Reinsurance - 1.5 %

400,000    Renaissancere Holdings, Ltd. (b)              $22,888,000
           Total Insurance                              $124,666,042
           Real Estate - 6.5 %
           Industrial Real Estate Investment Trusts - 0.5 %
530,094    First Potomac Realty Trust                    $ 8,216,457
           Mortgage Real Estate Investment Trusts- 1.0 %
875,000    Annaly Capital Management, Inc. (b)           $15,225,000
           Office Real Estate Investment Trusts - 2.6 %
135,000    Alexandria Real Estate Equities, Inc. (b)     $ 9,524,250
90,000     Boston Properties, Inc. (b)                     7,371,000
372,422    Kilroy Realty Corp. (b)                        12,505,931
316,700    Mack-Cali Realty Corp.                         10,204,074
                                                         $39,605,255
           Residential Real Estate Investment Trusts- 0.6 %
182,100    Equity Residential Property Trust (b)         $ 8,349,285
           Specialized Real Estate Investment Trusts- 1.8 %
921,000    Host Hotels & Resorts, Inc. (b)               $13,207,140
275,000    Ventas, Inc. * (b)                             13,948,000
                                                         $27,155,140
           Total Real Estate                             $98,551,137
           Software & Services - 5.4 %
           Application Software - 1.4 %
2,601,993  Compuware Corp. (b)*                          $21,284,303
           Data Processing & Outsourced Services - 3.2 %
1,200,000  Western Union Co. (b)                         $19,476,000
300,000    Computer Sciences Corp. *                      13,599,000
96,967     Fiserv, Inc. *                                  4,858,047
49,100     MasterCard, Inc. (Class A)                     10,312,964
                                                         $48,246,011
           Internet Software & Services - 0.8 %
939,200    Yahoo!, Inc. *                                $13,036,096
           Total Software & Services                     $82,566,410
           Technology Hardware & Equipment - 3.2 %
           Communications Equipment - 0.8 %
2,413,800  Brocade Communications Systems, Inc. *        $11,948,310
           Computer Hardware - 1.1 %
1,293,200  Dell, Inc. *                                  $17,121,968
           Office Electronics - 1.3 %
1,972,100  Xerox Corp.                                   $19,208,254
           Total Technology Hardware & Equipment         $48,278,532
           Semiconductors - 1.8 %
           Semiconductors - 1.8 %
447,200    Analog Devices, Inc.                          $13,286,312
2,080,900  ON Semiconductor Corp. * (b)                   14,046,075
                                                         $27,332,387
           Total Semiconductors                          $27,332,387
           Telecommunication Services - 2.2 %
           Integrated Telecommunication Services - 1.7 %
712,300    CenturyLink, Inc. (b)                         $25,372,126
           Wireless Telecommunication Services - 0.5 %
214,600    NII Holdings, Inc. *                          $ 8,038,916
           Total Telecommunication Services              $33,411,042
           Utilities - 10.2 %
           Electric Utilities - 4.3 %
550,000    DPL, Inc.                                     $13,920,500
425,000    Edison International, Inc.                     14,088,750
576,700    FirstEnergy Corp. (b)                          21,741,590
566,300    PPL Corp.                                      15,454,327
                                                         $65,205,167
           Gas Utilities - 1.4 %
325,000    EQT Corp.                                     $11,921,000
550,500    Questar Corp.                                   9,055,725
                                                         $20,976,725
           Multi-Utilities - 4.5 %
950,000    CMS Energy Corp. (b)                          $15,119,250
694,597    Public Service Enterprise Group, Inc.          22,852,241
625,000    Sempra Energy                                  31,093,750
                                                         $69,065,241
           Total Utilities                              $155,247,133
           TOTAL COMMON STOCKS
           (Cost  $1,409,200,861)                     $1,512,226,200
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS -  13.9%
           Securities Lending Collateral  -  12.4% ( c)
           Certificates of Deposit:
5,335,421  Bank of Nova Scotia, 0.47%, 9/7/10            $5,335,421
5,335,421  BBVA Group NY,  0.55%, 8/16/10                 5,335,421
3,734,795  BBVA Group NY, 0.53%, 7/26/11                  3,734,795
5,868,963  CBA, 0.56%, 1/3/11                             5,868,963
3,201,253  DNB Nor Bank ASA NY, 0.48%, 8/26/10            3,201,253
5,335,421  Nordea NY,  0.5%, 12/10/10                     5,335,421
5,335,421  Royal Bank of Canada NY, 0.34%, 1/21/11        5,335,421
                                                        $34,146,695
           Commercial Paper:
2,134,168  American Honda Finance, 0.37%, 4/15/11         2,134,168
3,201,253  American Honda Finance, 0.37%, 5/4/11          3,201,253
705,803    Caterpillar Financial Svcs. Corp., 0.55%,8/20/10 705,803
4,267,082  CHARFD, 0.34%, 8/23/10                         4,267,082
1,066,228  CHARFD, 0.56%, 10/15/10                        1,066,228
2,132,328  CLIPPR, 0.62%, 10/8/10                         2,132,328
3,199,972  CLIPPR, 0.39%, 9/1/10                          3,199,972
4,821,098  CME, 1.00%, 8/6/10                             4,821,098
2,221,602  FAIRPP, 0.28%, 8/16/10                         2,221,602
2,666,586  FASCO, 0.28%, 9/2/10                           2,666,586
2,453,067  FASCO, 0.46%, 9/9/10                           2,453,067
5,336,326  Federal Home Loan Bank, 0.37%, 6/1/11          5,336,326
2,667,476  GE Corp., 0.54%, 1/26/11                       2,667,476
533,123    General Electric Capital Corp., 0.33%, 6/6/11    533,123
577,527    General Electric Capital Corp., 0.61%, 10/21/10  577,527
581,534    General Electric Capital Corp., 0.59%, 10/6/10   581,534
1,600,748  General Electric Capital Corp., 0.64%, 8/20/10 1,600,748
4,510,653  JPMorgan Chase & Co., 0.85%, 9/24/10           4,510,653
2,667,462  OLDLLC, 0.45%, 8/12/10                         2,667,462
2,523,424  OLDLLC, 0.38%, 8/16/10                         2,523,424
2,667,393  PARFIN, 0.55%, 8/11/10                         2,667,393
5,335,074  RANGER, 0.45%, 8/9/10                          5,335,074
3,199,985  SANTANDER, 0.53%, 8/23/10                      3,199,985
8,002,945  SOCNAM, 0.49%, 8/3/10                          8,002,945
1,066,262  SRCPP, 0.46%, 10/12/10                         1,066,262
4,267,127  SRCPP, 0.5%, 8/30/10                           4,267,127
1,599,586  STRAIT, 0.45%, 10/4/10                         1,599,586
3,744,863  STRAIT, 0.3%, 8/23/10                          3,744,863
2,574,830  TBLLC, 0.28%, 8/9/10                           2,574,830
2,665,655  TBLLC, 0.26%, 10/12/10                         2,665,655
5,335,421  Toyota Motor Credit Corp., 0.34%, 1/10/11      5,335,421
5,330,960  VARFUN, 0.34%, 10/25/10                        5,330,960
3,201,420  Wachovia Corp., 0.63%, 3/22/11                 3,201,420
5,335,421  Westpac, 0.5%, 7/29/11                         5,335,421
2,133,879  WFC, 0.6%, 12/2/10                             2,133,879
                                                       $106,328,281

           Tri-party Repurchase Agreements:
9,438,468  Barclays Capital Markets, 0.21%, 8/2/10        $9,438,468
8,003,131  Deutsche Bank Securites, Inc., 0.20%, 8/2/10    8,003,131
16,006,263 RBS Securities, Inc., 0.21%, 8/2/10            16,006,263
                                                         $33,447,862
Shares     Money Market Mutual Funds
8,003,131  Blackrock Liquidity Temporary Cash Fund        $8,003,131
8,003,131  Dreyfus Preferred Money Market Fund             8,003,131
                                                         $16,006,262
           Total Securities Lending Collateral
           (Cost $189,929,100)                          $189,929,100
Principal
Amount ($)

           Repurchase Agreements - 1.5 %
5,000,000  Bank of America, Inc., 0.19%, dated 7/30/10, repurchase price of $5,000,000 plus accrued interest on 8/2/10
           collateralized by  $5,100,003 U.S. Treasury No   $ 5,000,000

2,650,000  Barcleys Plc, 0.20%, dated 7/30/10, repurchase
           plus accrued interest on 8/2/10 collateralized by the following:
           $1,051,569 Federal National Mortgage Association,
           4.0-6.5%, 12/1/24-8/1/47
           $626,541 Federal National Mortgage Association (ARM),
           2.929-5.138%, 8/1/33-2/1/38
           $814,088 Freddie Mac Giant, 4.5-6.5%, 12/1/35-8/1/40
           $210,801 Federal Home Loan Mortgage Corp., 6.01    2,650,000

5,000,000  Deutsche Bank Securities, Inc., 0.20%, dated 7
           price of $5,000,000 plus accrued interest on 8/2/10
           collateralized by the following:
           $2,608,279 Freddie Mac Giant, 7.0%, 8/1/38
           $2,491,721 Federal National Mortgage Associatio    5,000,000

5,000,000  Deutsche Bank Securities, Inc., 0.20%, dated 7
           repurchase price of $5,000,000 plus accrued interest on 8/2/10 collateralized by the following:
           $5,100,014 U.S. Treasury Notes, 3.5%, 5/15/20       5,000,000

5,000,000  JPMorgan Securities, Inc., 0.20%, dated 7/30/1
           repurchase price of $5,000,000 plus accrued interest on 8/2/10
            collateralized by $5,100,058 Freddie Mac Giant      5,000,000
           4.0-8.5%, 1/1/12-5/1/40
           Total Repurchase Agreements
           (Cost $22,650,000)                                 $22,650,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $212,579,100)                               $212,579,100
           TOTAL INVESTMENT IN SECURITIES - 112.7%
           (Cost  $1,621,779,961) (a)                       $1,724,805,300

           OTHER ASSETS AND LIABILITIES - (12.7)%          $  (197,505,621)
           TOTAL NET ASSETS - 100%                           $1,527,299,679

        *  Non-income producing security.
           At July 31, 2010, the net unrealized gain on investments based on
        (a)
        cost for federal income tax purposes of $1,642,841,777 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost        $ 136,000,918
           Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value           (15,231,451)

         Net unrealized gain                                      $ 120,769,467

        (b)At July 31, 2010, the following securities were out on loan:

Shares     Description                                             Value
  97,000   Alexandria Real Estate Equities, Inc.            $    6,843,350
  23,700   Annaly Capital Management, Inc.                         412,380
 271,000   Associated Bancorp                                    3,682,890
  57,000   Best Buy Co., Inc.                                    1,975,620
  17,500   BorgWarner, Inc. *                                      767,550
  41,700   Boston Properties, Inc.                               3,415,230
  22,200   CBS Corp. (Class B)                                     328,116
 466,000   CenturyLink, Inc.                                    16,598,920
 893,800   CMS Energy Corp.                                     14,224,827
  26,400   Comerica, Inc.                                        1,012,704
  43,600   Compuware Corp. *                                       356,648
  16,800   Eaton Corp.                                           1,318,128
   1,900   Equity Residential Property Trust                        87,115
 563,200   FirstEnergy Corp.                                    21,232,640
  23,900   Fortune Brands, Inc.                                  1,048,732
 164,000   Harley-Davidson, Inc.                                 4,465,720
  20,600   Host Hotels & Resorts, Inc.                             295,404
 267,200   Ingersoll-Rand Plc                                   10,009,312
 113,000   The Interpublic Group of Companies, Inc. *            1,032,820
   3,100   Jack In The Box, Inc. *                                  63,953
 139,400   KeyCorp                                               1,179,324
 183,300   Kilroy Realty Corp.                                   5,905,926
  18,700   Lazard, Ltd.                                            554,829
  18,800   Molson Coors Brewing Co. (Class B)                      846,188
1,287,000  Moody's Corp.                                        30,308,850
 322,500   Mylan, Inc. *                                         5,611,500
   1,500   Noble Affiliates, Inc.                                  100,590
 500,000   ON Semiconductor Corp. *                              3,375,000
   2,200   Range Resources Corp.                                    81,664
   5,000   Renaissancere Holdings, Ltd.                            286,100
 109,900   Sara Lee Corp.                                        1,625,421
   1,000   SPX Corp.                                                59,560
  70,900   TCF Financial Corp.                                   1,123,056
 499,500   Textron, Inc.                                        10,359,630
 127,300   Toll Brothers, Inc. *                                 2,209,928
 272,100   Ventas, Inc. *                                       13,800,912
  95,800   W.W. Grainger, Inc.                                  10,730,558
   6,100   Western Union Co.                                        99,003
  50,000   Wyndham Worldwide Corp.                               1,276,500
 327,500   Zions Bancorporation                                  7,267,225
           Total                                           $    85,973,823

        (c) Security lending collateral is managed by Credit Suisse AG, New York Branch.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest
                 priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical
                securities
             Level 2 - other significant observable inputs (including
                 quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the
                 Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's assets:

                                 Level 1    Level 2   Level 3  Total
Common Stocks              $1,512,226,200     $0        $0   $1,512,226,200
Temporary Cash Investments        0        196,572,838   0       89,874,503
Money Market Mutual Funds      16,006,262      0        0        16,006,262
Total                      $1,528,232,462 $196,572,838  $0   $1,724,805,300




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2010

* Print the name and title of each signing officer under his or her signature.